Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net loss	$ (36,592)	$ (41,447)	$ (44,384)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7,363	11,741	11,409
Paid-in-kind interest	6,551	6,423	6,300
Bad debt expense	367	802
Amortization of debt issuance costs	10,571	10,421	10,143
Incentive and stock-based compensation	2,065	1,310	2,655
Gain on debt extinguishment	(3,913)		(939)
Deferred income taxes	6,974	6,974	6,974
Other gains and losses	(151)	(95)	29
Changes in assets and liabilities:
Accounts receivable	2,323	4,269	(6,332)
Other assets	733	4,122	(1,277)
Trade accounts payable	16,829	(7,562)	7,869
Accrued liabilities	(4,122)	16,513	12,370
Interest payable	100	266	175
Other liabilities	1,685	(1,056)	729
Net cash used in operating activities	10,783	12,681	5,721
Cash flows from investing activities:
Capital expenditures	(1,869)	(2,731)	(6,305)
Asset sales proceeds			14
Net cash used in investing activities	(1,869)	(2,731)	(6,291)
Cash flows from financing activities:
Payment of debt issue costs			(710)
Repurchase Unsecured Notes	(6,030)		(3,993)
Revolver borrowings	16,461	26,000	17,000
Revolver repayments	(16,461)	(26,000)	(17,000)
Loan to ESOP Trust	(1,907)	(477)	(776)
ESOP loan repayment	1,907	477	776
Redeemable common stock purchased from ESOP Trust	(6,664)	(4,843)	(5,762)
Redeemable common stock sold to ESOP Trust	2,166	1,302	5,158
Net cash used in financing activities	(10,528)	(3,541)	(5,307)
Net decrease in cash and cash equivalents	(1,614)	6,409	(5,877)
Cash and cash equivalents at beginning of period	27,227	20,818	26,695
Cash and cash equivalents at end of period	25,613	27,227	20,818
Supplemental disclosure of cash flow information:
Cash paid for interest	58,460	57,755	57,301
Cash paid (received) for taxes
Non-cash investing and financing activities:
Common stock issued to ESOP Trust in satisfaction of employer contribution liability	13,757	13,732	10,797
Landlord funded leasehold improvements	$ 493	$ 1,841	$ 2,823